OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES
25. OTHER COMMITMENTS AND CONTINGENCIES

Assets pledged

(in thousands of $)	December 31, 2011	December 31, 2010
Book value of vessels secured against long-term loans and capital leases	853,055	888,734

Other contractual commitments and contingencies

Insurance

The Partnership insures the legal liability risks for its shipping activities with Gard and Skuld, which are mutual protection and indemnity associations. As a member of a mutual association, the Partnership is subject to calls payable to the associations based on the Partnership's claims record in addition to the claims records of all other members of the association. A contingent liability exists to the extent that the claims records of the members of the association in the aggregate show significant deterioration, which results in additional calls on the members.

Tax lease benefits

The benefits under lease financings are derived primarily from tax depreciation assumed to be available to lessors as a result of their investment in the vessels. If that tax depreciation ultimately proves not to be available to the lessors, or is recovered from the lessor as a result of adverse tax rate changes or rulings, or in the event the Partnership terminates one or more of its leases, the Partnership would be required to return all or a portion of, or in certain circumstances significantly more than the upfront cash benefits that it received, together with fees that were financed in connection with its lease financing transactions, post additional security or make additional payments to its lessors. As of December 31, 2011, the total unamortized balance of deferred credits from the Partnership's capital lease transactions (see note 22) was $19.8 million. A termination of any of these leases would realize the accrued currency gain or loss. As of December 31, 2011, this was a net accrued gain of approximately $4.6 million.  Golar has agreed to indemnify the Partnership against any of these increased costs. Costs related to the Golar Winter lease, which is with a different lessor, have not been indemnified by Golar.  Golar did not receive any up front cash benefit in respect of the Golar Winter lease, but rather the benefits accrue over the term of the lease in the form of less expensive financing.